Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	590,115,838.86	28,124
Yield Supplement Overcollateralization Amount 08/31/22	16,974,745.82	0
Receivables Balance 08/31/22	607,090,584.68	28,124
Principal Payments	22,168,077.80	467
Defaulted Receivables	628,054.47	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	15,996,381.58	0
Pool Balance at 09/30/22	568,298,070.83	27,631

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.98%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,748,332.96	236
Past Due 61-90 days	1,802,795.60	67
Past Due 91-120 days	347,341.57	13
Past Due 121+ days	0.00	0
Total	7,898,470.13	316

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.35%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	594,825.02
Aggregate Net Losses/(Gains) - September 2022	33,229.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.07%
Prior Net Losses/(Gains) Ratio	0.60%
Second Prior Net Losses/(Gains) Ratio	0.34%
Third Prior Net Losses/(Gains) Ratio	0.22%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	6,535,427.81
Actual Overcollateralization	6,535,427.81
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.48%
Weighted Average Remaining Term	47.04

Flow of Funds	$ Amount
Collections	24,743,755.77
Investment Earnings on Cash Accounts	6,522.19
Servicing Fee	(505,908.82)
Transfer to Collection Account	-
Available Funds	24,244,369.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	196,188.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,031,435.88
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,535,427.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,436,496.12

Total Distributions of Available Funds	24,244,369.14

Servicing Fee	505,908.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	583,329,506.71
Principal Paid	21,566,863.69
Note Balance @ 10/17/22	561,762,643.02

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2
Note Balance @ 09/15/22	70,719,506.71
Principal Paid	21,566,863.69
Note Balance @ 10/17/22	49,152,643.02
Note Factor @ 10/17/22	13.3534307%

Class A-3
Note Balance @ 09/15/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	368,080,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-4
Note Balance @ 09/15/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	96,650,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	31,920,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	15,960,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	241,009.33
Total Principal Paid	21,566,863.69
Total Paid	21,807,873.02

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	11,786.58
Principal Paid	21,566,863.69
Total Paid to A-2 Holders	21,578,650.27

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2271102
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.3230905
Total Distribution Amount	20.5502007

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0320209
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.5912785
Total A-2 Distribution Amount	58.6232994

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	696.97
Noteholders' Principal Distributable Amount	303.03

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	2,659,652.60
Investment Earnings	4,940.26
Investment Earnings Paid	(4,940.26)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,482,271.65	$3,742,927.27	$4,030,401.03
Number of Extensions	134	148	146
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.59%	0.61%